CERTIFICATION

Pursuant to Rule 497(j), Regions Morgan Keegan Select Funds (1933 Act File No. 33-44737, 1940 Act File No. 811-06511) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information for the Registrant used with respect to Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Core Equity Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund, each a series of the Registrant, do not differ from the Prospectus and Statement of Additional
Information contained in Post-Effective Amendment No. 50 ("Post-Effective Amendment No. 50") to the Registrant's Registration Statement on Form N-1A and
(b) that Post-Effective Amendment No. 50 was filed electronically.

                                         Regions Morgan Keegan Select Funds



Dated:  April 4, 2008                    By: /s/ Charles D. Maxwell
                                             ----------------------
                                             Charles D. Maxwell
                                             Secretary